Note 33 - Employee Benefits - Post-employment Benefit Plans - Breakdown of Benefit Obligation (Detail) - EUR (€) € in Millions	Dec. 31, 2024		Dec. 31, 2023
Defined benefit obligation related to
Active plan participants	€ 4,300		€ 4,477
Participants in deferred status	3,736		3,972
Participants in payment status	6,975		7,232
Defined benefit obligation	15,011		15,681
Fair value of plan assets	€ 16,106		€ 16,518
Funding ratio (in %)	107.00%		105.00%
Germany [Member]
Defined benefit obligation related to
Active plan participants	€ 3,084		€ 3,301
Participants in deferred status	1,805		1,926
Participants in payment status	5,075		5,277
Defined benefit obligation	9,964		10,504
Fair value of plan assets	€ 10,237		€ 10,532
Funding ratio (in %)	103.00%		100.00%
UK [Member]
Defined benefit obligation related to
Active plan participants	€ 272		€ 300
Participants in deferred status	1,321		1,450
Participants in payment status	1,210		1,276
Defined benefit obligation	2,803		3,026
Fair value of plan assets	€ 3,678		€ 3,912
Funding ratio (in %)	131.00%		129.00%
US [Member]
Defined benefit obligation related to
Active plan participants	€ 229		€ 215
Participants in deferred status	526		509
Participants in payment status	461		448
Defined benefit obligation	1,216	[1]	1,172
Fair value of plan assets	€ 1,050		€ 1,003
Funding ratio (in %)	86.00%	[1],[2]	86.00%	[3]
Other [Member]
Defined benefit obligation related to
Active plan participants	€ 715		€ 661
Participants in deferred status	84		87
Participants in payment status	229		231
Defined benefit obligation	1,028		979
Fair value of plan assets	€ 1,141		€ 1,071
Funding ratio (in %)	111.00%		109.00%

[1]	US Total defined benefit obligation is inclusive of the unfunded US Medicare Plan ( € 120 million ) in addition to defined benefit pension plans. The US defined benefit pension funding ratio excluding Medicare is 96%
[2]	US Total defined benefit obligation is inclusive of the unfunded US Medicare Plan ( € 120 million ) in addition to defined benefit pension plans. The US defined benefit pension funding ratio excluding Medicare is 96%
[3]	US Total defined benefit obligation is inclusive of the unfunded US Medicare Plan ( € 119 million ) in addition to defined benefit pension plans. The US defined benefit pension funding ratio excluding Medicare is 95%